Pension and other post-employment benefits - Schedule of Expected Benefit Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Pension plan
Defined Benefit Plan Disclosure [Line Items]
2025	$ 50,348
2026	49,571
2027	50,557
2028	50,748
2029	51,613
2030-2034	249,743
OPEB
Defined Benefit Plan Disclosure [Line Items]
2025	12,866
2026	12,713
2027	13,233
2028	13,662
2029	13,928
2030-2034	$ 73,004